OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current:
Deposits	$ 346	$ 337
Prepayments	2,693	1,663
Voyages in progress	10,377	12,156
Other receivables	3,627	3,746
Other current receivables and prepayments not part of disposal group	17,043	17,902
Included in assets of a disposal group held for sale (Note 40)	(92)	0
Other receivables and prepayments current	$ 16,951	$ 17,902